Summary of Significant Accounting Policies (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Wealth management	¥ 193,082	¥ 140,403
Distribution commissions	146,207	126,843
One time commissions	120,509	125,866
Over period commissions	25,698	977
Performance-based distribution fees	46,875	13,560
Corporate financing	6,271	13,710
Asset management	2,767	103
Management fees	2,767	103
Performance-based fees
Information technology and others	1,111	11,595
Total	¥ 203,231	¥ 165,811